Intangible Assets and Goodwill - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended							1 Months Ended	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010	Jun. 30, 2012 Trademarks And Brand Names	Jun. 30, 2012 Customer Relationships	Jun. 30, 2012 Other Contractual Agreements	Jun. 30, 2012 Computer Software	May 31, 2011 North American Retail	Jul. 02, 2011 North American Retail And International Beverage Trademarks And Brand Names	Jul. 02, 2011 North American Retail And International Beverage Customer Relationships	Jul. 02, 2011 North American Retail And International Beverage Other Contractual Agreements
Goodwill And Intangible Assets [Line Items]
Trademarks and brand names acquired									$ 31
Finite lived intangible assets acquired										30	3
Amortization expense on intangible assets	21	31	25
Estimated future amortization expense of intangible assets - 2013	12
Estimated future amortization expense of intangible assets - 2014	11
Estimated future amortization expense of intangible assets - 2015	11
Estimated future amortization expense of intangible assets - 2016	10
Estimated future amortization expense of intangible assets - 2017	4
Weighted average useful life				19 years	14 years	9 years	4 years
Business Acquisition, Cost of Acquired Entity, Purchase Price								87
Goodwill acquired			$ 36					$ 36